Convertible preferred shares (Details)	1 Months Ended								2 Months Ended	9 Months Ended	12 Months Ended						15 Months Ended	17 Months Ended	29 Months Ended
	May 31, 2015 $ / shares shares	Feb. 28, 2015 $ / shares shares	Jul. 31, 2014 $ / shares shares	Apr. 30, 2014 $ / shares shares	Jan. 31, 2014 $ / shares shares	May 31, 2013 $ / shares shares	Apr. 30, 2013 $ / shares shares	Mar. 31, 2013 $ / shares shares	Jan. 31, 2015 $ / shares shares	Mar. 31, 2016 $ / shares shares	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 $ / shares	Dec. 31, 2021 CNY (¥) shares	Dec. 31, 2020 $ / shares shares	Dec. 31, 2020 CNY (¥) shares	Dec. 31, 2018 shares	Oct. 31, 2017 $ / shares shares	Aug. 31, 2017 $ / shares shares	Aug. 31, 2019 $ / shares shares
Convertible preferred shares
Total number of shares issued														816,245,752	816,245,752
Non-cumulative dividends rate											8.00%
Dividends on preferred shares declared | $ / shares												$ 0		$ 0
Percentage of original issuance price for which the preferred share holders shall be entitled to receive plus other distributions in the event of any liquidation											100.00%
Beneficial conversion feature attributable to the preferred shares | ¥											¥ 0
Increase (Decrease) in convertible preferred shares
Balance, beginning of year (in shares)													816,245,752		816,287,809
Balance, beginning of year | ¥													¥ 189,838,979,000		¥ 189,847,244,000
Conversion of preferred shares to ordinary shares (in shares)													(816,245,752)
Conversion of preferred shares to ordinary shares | ¥													¥ (189,838,979,000)
Balance, end of year (in shares)															816,245,752
Balance, end of year | ¥															¥ 189,838,979,000
Deemed dividend resulting from repurchases of preferred shares | ¥													¥ 0		¥ 872,000
Ordinary shares
Convertible preferred shares
Voting right for each share											1
Series A-1 convertible preferred shares
Convertible preferred shares
Issuance date		February 2015
Issuance price per share | $ / shares		$ 11.3970
Total number of shares issued		12,180,250
Conversion ratio of preferred shares to ordinary shares											1
Percentage of original issuance price for which the preferred share holders shall be entitled to receive plus other distributions in the event of any liquidation											140.00%
Increase (Decrease) in convertible preferred shares
Balance, end of year (in shares)		12,180,250
Series A-2 convertible preferred shares
Convertible preferred shares
Issuance date		February 2015
Issuance price per share | $ / shares		$ 11.4423
Total number of shares issued		9,145,501
Conversion ratio of preferred shares to ordinary shares											1
Percentage of original issuance price for which the preferred share holders shall be entitled to receive plus other distributions in the event of any liquidation											140.00%
Increase (Decrease) in convertible preferred shares
Balance, end of year (in shares)		9,145,501
Series A-3 convertible preferred shares
Convertible preferred shares
Issuance date		February 2015
Issuance price per share | $ / shares		$ 11.4423
Total number of shares issued		10,668,684
Conversion ratio of preferred shares to ordinary shares											1
Percentage of original issuance price for which the preferred share holders shall be entitled to receive plus other distributions in the event of any liquidation											140.00%
Increase (Decrease) in convertible preferred shares
Balance, end of year (in shares)		10,668,684
Series A-4 convertible preferred shares
Convertible preferred shares
Issuance date		February 2015
Issuance price per share | $ / shares		$ 11.6866
Total number of shares issued		33,711,135
Conversion ratio of preferred shares to ordinary shares											1
Percentage of original issuance price for which the preferred share holders shall be entitled to receive plus other distributions in the event of any liquidation											100.00%
Increase (Decrease) in convertible preferred shares
Balance, end of year (in shares)		33,711,135
Series A-5 convertible preferred shares
Convertible preferred shares
Issuance date		February 2015
Issuance price per share | $ / shares		$ 12.0325
Total number of shares issued		21,161,516
Conversion ratio of preferred shares to ordinary shares											1
Percentage of original issuance price for which the preferred share holders shall be entitled to receive plus other distributions in the event of any liquidation											100.00%
Increase (Decrease) in convertible preferred shares
Balance, end of year (in shares)		21,161,516
Series A-6 convertible preferred shares
Convertible preferred shares
Issuance date		February 2015
Issuance price per share | $ / shares		$ 12.7193
Total number of shares issued		41,028,543
Conversion ratio of preferred shares to ordinary shares											1
Percentage of original issuance price for which the preferred share holders shall be entitled to receive plus other distributions in the event of any liquidation											100.00%
Increase (Decrease) in convertible preferred shares
Balance, end of year (in shares)		41,028,543
Series A-7 convertible preferred shares
Convertible preferred shares
Issuance date								March 2013
Issuance price per share | $ / shares								$ 0.0080
Total number of shares issued								20,000,000
Conversion ratio of preferred shares to ordinary shares											1
Percentage of original issuance price for which the preferred share holders shall be entitled to receive plus other distributions in the event of any liquidation											100.00%
Increase (Decrease) in convertible preferred shares
Balance, beginning of year (in shares)							20,000,000
Balance, end of year (in shares)								20,000,000
Series A-8 convertible preferred shares
Convertible preferred shares
Issuance date							April 2013
Issuance price per share | $ / shares							$ 0.1600
Total number of shares issued							12,500,000
Conversion ratio of preferred shares to ordinary shares											1
Percentage of original issuance price for which the preferred share holders shall be entitled to receive plus other distributions in the event of any liquidation											100.00%
Increase (Decrease) in convertible preferred shares
Balance, beginning of year (in shares)						12,500,000
Balance, end of year (in shares)							12,500,000
Series A-9 convertible preferred shares
Convertible preferred shares
Issuance date						May 2013
Issuance price per share | $ / shares						$ 0.9600
Total number of shares issued						3,125,000
Conversion ratio of preferred shares to ordinary shares											1
Percentage of original issuance price for which the preferred share holders shall be entitled to receive plus other distributions in the event of any liquidation											100.00%
Increase (Decrease) in convertible preferred shares
Balance, end of year (in shares)						3,125,000
Series A-10 convertible preferred shares
Convertible preferred shares
Issuance date						May 2013
Issuance price per share | $ / shares						$ 0.9600
Total number of shares issued						15,625,000
Conversion ratio of preferred shares to ordinary shares											1
Percentage of original issuance price for which the preferred share holders shall be entitled to receive plus other distributions in the event of any liquidation											100.00%
Increase (Decrease) in convertible preferred shares
Balance, end of year (in shares)						15,625,000
Series A-11 convertible preferred shares
Convertible preferred shares
Issuance date					January 2014
Issuance price per share | $ / shares					$ 2.9160
Total number of shares issued					21,654,327
Shares issued upon the exercise of the warrant																4,507,550
Conversion ratio of preferred shares to ordinary shares											1
Percentage of original issuance price for which the preferred share holders shall be entitled to receive plus other distributions in the event of any liquidation											100.00%
Increase (Decrease) in convertible preferred shares
Balance, end of year (in shares)					21,654,327
Series A-12 convertible preferred shares
Convertible preferred shares
Issuance date					January 2014
Issuance price per share | $ / shares					$ 3.2400
Total number of shares issued					10,956,791
Conversion ratio of preferred shares to ordinary shares											1
Percentage of original issuance price for which the preferred share holders shall be entitled to receive plus other distributions in the event of any liquidation											100.00%
Increase (Decrease) in convertible preferred shares
Balance, end of year (in shares)					10,956,791
Series A-13 convertible preferred shares
Convertible preferred shares
Issuance date				April 2014
Issuance price per share | $ / shares				$ 3.8250
Total number of shares issued				20,915,034
Conversion ratio of preferred shares to ordinary shares											1
Percentage of original issuance price for which the preferred share holders shall be entitled to receive plus other distributions in the event of any liquidation											100.00%
Increase (Decrease) in convertible preferred shares
Balance, end of year (in shares)				20,915,034
Series A-14 convertible preferred shares
Convertible preferred shares
Issuance date			July 2014
Issuance price per share | $ / shares			$ 7.3125
Total number of shares issued			17,777,778
Conversion ratio of preferred shares to ordinary shares											1
Percentage of original issuance price for which the preferred share holders shall be entitled to receive plus other distributions in the event of any liquidation											100.00%
Increase (Decrease) in convertible preferred shares
Balance, end of year (in shares)			17,777,778
Series A-15 convertible preferred shares
Convertible preferred shares
Issuance date									December 2014 to January 2015
Issuance price per share | $ / shares									$ 12.2727
Total number of shares issued									54,592,596
Conversion ratio of preferred shares to ordinary shares											1
Percentage of original issuance price for which the preferred share holders shall be entitled to receive plus other distributions in the event of any liquidation											100.00%
Increase (Decrease) in convertible preferred shares
Balance, beginning of year (in shares)		54,592,596
Balance, end of year (in shares)									54,592,596
Series A-16 convertible preferred shares
Convertible preferred shares
Issuance date	May 2015
Issuance price per share | $ / shares	$ 18.9705
Total number of shares issued	12,756,674
Conversion ratio of preferred shares to ordinary shares											1
Threshold percentage of voting power of the outstanding preferred shares holders under which the convertible shares shall be automatically converted into ordinary shares											75.00%
Percentage of original issuance price for which the preferred share holders shall be entitled to receive plus other distributions in the event of any liquidation											100.00%
Increase (Decrease) in convertible preferred shares
Balance, end of year (in shares)	12,756,674
Series A-17 convertible preferred shares
Convertible preferred shares
Issuance date										July 2015 to March 2016
Issuance price per share | $ / shares										$ 27.4262
Total number of shares issued										116,312,175
Conversion ratio of preferred shares to ordinary shares											1
Threshold percentage of voting power of the outstanding preferred shares holders under which the convertible shares shall be automatically converted into ordinary shares											75.00%
Percentage of original issuance price for which the preferred share holders shall be entitled to receive plus other distributions in the event of any liquidation											100.00%
Increase (Decrease) in convertible preferred shares
Balance, beginning of year (in shares)																		116,312,175
Repurchase of convertible preferred shares (in shares)															(29,842)
Repurchase of convertible preferred shares | ¥															¥ (5,198,000)
Balance, end of year (in shares)										116,312,175
Series A-18 convertible preferred shares
Convertible preferred shares
Issuance date																		April 2016 to August 2017
Issuance price per share | $ / shares																		$ 38.2271
Total number of shares issued																		111,432,959
Conversion ratio of preferred shares to ordinary shares											1
Threshold percentage of voting power of the outstanding preferred shares holders under which the convertible shares shall be automatically converted into ordinary shares											75.00%
Percentage of original issuance price for which the preferred share holders shall be entitled to receive plus other distributions in the event of any liquidation											100.00%
Increase (Decrease) in convertible preferred shares
Repurchase of convertible preferred shares (in shares)															(12,215)
Repurchase of convertible preferred shares | ¥															¥ (3,067,000)
Balance, end of year (in shares)																		111,432,959
Series B-1 convertible preferred shares
Convertible preferred shares
Issuance date																	August 2016 to October 2017
Issuance price per share | $ / shares																	$ 119.0705
Total number of shares issued																	58,530,879
Conversion ratio of preferred shares to ordinary shares											3
Conversion ratio in event of extraordinary corporate transaction											3
Percentage of original issuance price for which the preferred share holders shall be entitled to receive plus other distributions in the event of any liquidation											100.00%
Voting right for each share											0.33
Increase (Decrease) in convertible preferred shares
Balance, end of year (in shares)																	58,530,879
Series B-2 convertible preferred shares
Convertible preferred shares
Issuance date																			April 2017 to August 2019
Issuance price per share | $ / shares																			$ 50.9321
Total number of shares issued																			212,683,291
Conversion ratio of preferred shares to ordinary shares											1
Threshold percentage of voting power of the outstanding preferred shares holders under which the convertible shares shall be automatically converted into ordinary shares											75.00%
Percentage of original issuance price for which the preferred share holders shall be entitled to receive plus other distributions in the event of any liquidation											100.00%
Increase (Decrease) in convertible preferred shares
Balance, end of year (in shares)																			212,683,291